Tax situation (Tables)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Tax situation
Schedule of income tax years for review by tax authorities

Years open to review by the
Entity	Tax Authorities

Compañía de Minas Buenaventura S.A.A.	2016-2021
Compañía Minera Condesa S.A.	2016-2021
Compañía Minera Colquirrumi S.A.	2016-2021
Consorcio Energético de Huancavelica S.A.	2016-2021
Contacto Corredores de Seguros S.A.	2016-2021
El Molle Verde S.A.C.	2016-2021
Empresa de Generación Huanza S.A.	2016-2021
Inversiones Colquijirca S.A.	2016-2021
Minera La Zanja S.R.L.	2016, 2018-2021
Sociedad Minera El Brocal S.A.A.	2016-2021
S.M.R.L. Chaupiloma Dos de Cajamarca	2016-2021
Procesadora Industrial Río Seco S. A.	2016-2021
Apu Coropuna S.R.L.	2016-2021
Cerro Hablador S. A. C.	2016-2021
Minera Azola S. R. L.	2016-2021

Schedule of other assessments

		Penalty and
Year	Taxes	interest	Total
	US$(000)	US$(000)	US$(000)

2003 – 2005	8,684	39,402	48,086
2006	10,998	51,565	62,563
2007	11,579	22,102	33,681
2008	16,907	16,923	33,830
2009	56,000	51,604	107,604
2010	53,573	121,952	175,525
2011	40,593	65,366	105,959
2012	869	6,718	7,587
2013	48,063	65,014	113,077
2014	181	3,208	3,389
2015	763	21,894	22,657
2016	4,202	2,652	6,854

	252,412	468,400	720,812

Minera Yanacocha SRL and subsidiary [Member]
Tax situation
Schedule of income tax years for review by tax authorities	The Company entered into the following tax stability agreement with a term of 15 years:

Date of the Tax
Mine	Effective	Agreement

La Quinua	January 1, 2004	August 25, 2003

Schedule of income tax provision

The Company’s income tax provision consisted of the following:

	2021	2020	2019
	US$(000)	US$(000)	US$(000)

Current Peruvian income tax	40,590	51,197	42,978
Royalties and mining taxes	9,196	5,065	11,444
Income tax from prior years (refunds)/payments	(98)	(1,712)	8,459
Other taxes	320	1,363	993
Income tax prior years refunds	—	(2,895)	(3,002)
Fines from previous years	—	—	4,056
Current income tax expense	50,008	53,018	64,928
Deferred income tax benefit	1,021	—	—

Income tax expense	51,029	53,018	64,928

Schedule of reconciliation of tax expense and the accounts profit

Below is a reconciliation of tax expense and the accounts profit multiplied by the statutory tax rate for the years 2021 and 2020:

	2021	2020	2019
	US$(000)	US$(000)	US$(000)

Loss before income tax	(916,653)	(112,431)	(30,329)
Peruvian statutory tax rate	29.5%	29.5%	29.5%
Income tax income	(270,413)	(33,167)	(8,947)
Valuation allowance on deferred tax asset	253,178	57,131	46,473
Effect of change in translation to US dollars	36,189	23,075	(4,217)
Royalties and Mining taxes	9,196	5,065	11,444
Credit of royalties and Mining taxes	(2,713)	(1,494)	(3,376)
Non-deductible expenses	25,690	7,015	13,837
Income tax prior years (refunds) / payments	(98)	(1,712)	8,459
Ruling on a tax case from 2007-2009	—	(2,895)	—
Ruling on a tax case from 2004	—	—	(2,801)
Fines from prior years	—	—	4,056

Total income tax expense	51,029	53,018	64,928

Sociedad Minera El Brocal S.A.A
Tax situation
Schedule of income tax provision

The income tax expense for the years ended December 31, 2021, 2020 and 2019 is shown below:

	2021	2020	2019
	US$(000)	US$(000)	US$(000)

Income tax
Current	550,731	175,870	107,666
Deferred	30,864	25,962	139,934
	581,595	201,832	247,600
Mining taxes
Current mining royalty and special mining tax	144,895	32,203	47,032

Supplementary retirement fund
Current	8,828	2,568	1,835
Deferred	385	323	1,607
	9,213	2,891	3,442

Income tax expense reported in the statements of comprehensive income	735,703	236,926	298,074

Schedule of deferred taxes

	December 31, 2021	December 31, 2020	December 31, 2019
	US$(000)	US$(000)	US$(000)
Deferred Income tax
Asset
Cost of net asset for the construction of the tailing dam	139,635	125,621	30,033
Royalty accrual	219	83,570	84,546
Provision for remediation and mine closure	22,620	19,937	17,309
Unpaid vacations	10,078	7,015	6,618
Provision for mining taxes	11,604	6,124	3,737
Development costs	47	59	72
Leases	709	931	406
Other provisions	10,381	10,826	10,276
	195,293	254,083	152,997
Liability

Property, plant and equipment depreciation	529,124	545,636	458,307
Stripping activity asset	59,673	43,187	33,661
Embedded derivatives for price adjustment of copper concentrate and cathode	3,865	37,862	10,742
Valuation of inventories	24,960	18,479	14,885
Debt issuance costs	28	412	933
	617,650	645,576	518,528
Deferred liabilities, net	422,357	391,493	365,531
Supplementary retirement fund
Deferred liability	4,965	4,581	4,258

Total deferred income tax liability	427,322	396,074	369,789

Schedule of other assessments

Year	Taxes	Penalty and interest	Total
	US$(000)	US$(000)	US$(000)

2003 – 2005	8,684	39,402	48,086
2006	10,998	51,565	62,563
2007	11,579	22,102	33,681
2008	16,907	16,923	33,830
2009	56,000	51,604	107,604
2010	53,573	121,952	175,525
2011	40,593	65,366	105,959
2012	869	6,718	7,587
2013	48,063	65,014	113,077
2014	181	3,208	3,389
2015	763	21,894	22,657
2016	4,202	2,652	6,854

	252,412	468,400	720,812

Schedule of types of temporary differences, unused tax losses and unused tax credits.

(g)   The Company recognizes the effect of temporary differences between the accounting base for financial reporting purposes and the tax base. The composition of this item is made up as follows:

	December 31, 2021	December 31, 2020	December 31, 2019
	US$(000)	US$(000)	US$(000)
Deferred Income tax
Asset
Cost of net asset for the construction of the tailing dam	139,635	125,621	30,033
Royalty accrual	219	83,570	84,546
Provision for remediation and mine closure	22,620	19,937	17,309
Unpaid vacations	10,078	7,015	6,618
Provision for mining taxes	11,604	6,124	3,737
Development costs	47	59	72
Leases	709	931	406
Other provisions	10,381	10,826	10,276
	195,293	254,083	152,997
Liability

Property, plant and equipment depreciation	529,124	545,636	458,307
Stripping activity asset	59,673	43,187	33,661
Embedded derivatives for price adjustment of copper concentrate and cathode	3,865	37,862	10,742
Valuation of inventories	24,960	18,479	14,885
Debt issuance costs	28	412	933
	617,650	645,576	518,528
Deferred liabilities, net	422,357	391,493	365,531
Supplementary retirement fund
Deferred liability	4,965	4,581	4,258

Total deferred income tax liability	427,322	396,074	369,789

Schedule of reconciliation of income tax rate.

For the years ended December 31, 2021, 2020 and 2019, the income tax expense recorded differs from the result of applying the legal rate to the Company’s profit before income tax, as detailed below:

	2021	2020	2019
	US$(000)	US$(000)	US$(000)

Profit before income tax	1,927,177	511,470	688,451
Income tax rate	32%	32%	32%
Expected income tax expense	616,697	163,670	220,304
Special mining tax and mining royalties	(46,366)	(10,305)	(15,660)
Provision (gain) for uncertainty about treatments of income taxes	(14,379)	1,313	7,060
Non - deductible expenses	14,609	16,925	24,129
Income tax true – ups	6,345	5,292	2,915
Moratorium interest	1,019	24,652	4,052
Income tax rate change effect on deferred taxes for change in Peruvian tax law once the current Stability Contract expires	840	(2,750)	(2,746)
Others	2,830	3,035	7,546
Current and deferred income tax	581,595	201,832	247,600
Mining taxes	144,895	32,203	47,032
Supplementary retirement fund	9,213	2,891	3,442

	735,703	236,926	298,074

Effective income tax	38.18%	46.32%	43.30%